Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated March 7, 2018

to the Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P, Administrative Class and Class T Shares of Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to AllianzGI Small-Cap Blend Fund (the “Fund”)

Effective April 6, 2018, the Fund will change its name from “AllianzGI Small-Cap Blend Fund” to “AllianzGI Small-Cap Fund”. There will be no changes to the Fund’s investment strategy. All references in the Fund’s prospectus will be updated accordingly.

Please retain this Supplement for future reference.

ALLIANZ FUNDS

Supplement Dated March 7, 2018 to the

Statement of Additional Information (the “SAI”)

of Allianz Funds

Dated August 30, 2017 (as revised December 12, 2017) (as supplemented thereafter)

Disclosure Relating to AllianzGI Small-Cap Blend Fund (the “Fund”)

Effective April 6, 2018, the Fund will change its name from “AllianzGI Small-Cap Blend Fund” to “AllianzGI Small-Cap Fund”. There will be no changes to the Fund’s investment strategy. All references to the Fund in the SAI will be changed accordingly.

Please retain this Supplement for future reference.